Schedule of interest rate (Details) - Cilo Cybin Holdings Limited [member] - USD ($)	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Increase	$ (76,116)	$ (44,545)
Decrease	$ (65,795)	$ (38,505)